Investments in Associates and Joint Ventures - Summary of Carrying Values of Individually Immaterial Associates and Joint Venture (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Individually immaterial joint ventures:
Carrying values of individually immaterial joint ventures	₱ 108	₱ 41
Total individually immaterial associates and joint ventures	3,172	149
DFTI [Member]
Individually immaterial joint ventures:
Carrying values of individually immaterial joint ventures	66
Telecommunications Connectivity Inc [Member]
Individually immaterial joint ventures:
Carrying values of individually immaterial joint ventures	42	41
Radius [Member]
Individually immaterial associates:
Carrying values of individually immaterial associates	2,123
Kayana [Member]
Individually immaterial associates:
Carrying values of individually immaterial associates	853
Appcard Inc [Member]
Individually immaterial associates:
Carrying values of individually immaterial associates	88	108
Aggregated Individually Immaterial Associates [Member]
Individually immaterial associates:
Carrying values of individually immaterial associates	₱ 3,064	₱ 108